PROVISION OF LONG-TERM RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Provision (Reversal of Provision) of Long-Term Receivables

	December 31, 2015	December 31, 2016	December 31, 2017	December 31, 2017
	RMB	RMB	RMB	US$
				(Note 3)
Provision of long term receivables	8,439,580	—	—	—

Total	8,439,580	—	—	—